Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 45,772	[1]	$ 95,867	[2]
Value of intangible asset	156,282		160,729
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	34,986		49,647
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	120,149		108,078
Mobia [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	4,025
Mobia [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 13,830
Useful life of intangible assets	6 years
Profinit [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 29,165
Profinit [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 19,324
Useful life of intangible assets	5 years
Astadia [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			86,381
Astadia [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset			$ 8,001
Useful life of intangible assets			4 years
Astadia [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 27,677
Useful life of intangible assets			6 years
Astadia [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset			$ 1,784
Useful life of intangible assets			3 years

[1]	Mainly relates to the acquisitions of Profinit, a data science and engineering company and the telco network engineering business of MOBIA, see also Note 3. In allocating the total preliminary purchase price of Profinit, based on estimated fair values, the Company recorded $29,165 of goodwill, and $19,324 of customer relationships to be amortized over approximately five years. In allocating the total preliminary purchase price of Mobia, based on estimated fair values, the Company recorded $4,025 of goodwill, and $13,830 of customer relationships to be amortized over approximately six years.
[2]	Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.